Concentration of Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentration of Risk

Note 16 – Concentration of Risk

a)	Major Customers

For the six months ended June 30, 2022, there were two customers which accounted for 7.70% and 92.30% of the revenue.

b)	Major Vendors

For the six months ended June 30, 2022, there were two suppliers who accounted for more than 10% of the Company’s purchases.

c)	Credit Risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.

Note 15 – Concentration of Risk

a)	Major Customers

For the twelve months ended December 31, 2021, there were only two customers which accounted for 14.7% and 85.3% of the revenue.

b)	Major Vendors

For the twelve months ended December 31, 2021, there was no supplier who accounted for 10% or more of the Company’s purchases nor with significant outstanding payables.

c)	Credit Risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.